Future Minimum Lease Payments Under Noncancelable Operating Leases (Detail) $ in Thousands	Dec. 31, 2015 USD ($)
Operating Leased Assets [Line Items]
2016	$ 121,892
2017	117,137
2018	101,413
2019	99,426
2020	30,733
Thereafter	22,716
Total future minimum lease payments	$ 493,317